Dec. 30, 2022
Donoghue Forlines Risk Managed Innovation ETF
DONOGHUE FORLINES RISK MANAGED INNOVATION ETF
SUPPLEMENT DATED DECEMBER 30, 2022
TO THE CURRENTLY EFFECTIVE SUMMARY AND STATUTORY PROSPECTUSES
OF
DONOGHUE FORLINES RISK MANAGED INNOVATION ETF (DFNV)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective December 30, 2022, the broad-based securities market index for the Donoghue Forlines Risk Managed Innovation ETF (the “Fund”) will change from the Russell 1000® Index to the Russell 1000® Growth Index. The Fund’s broad-based securities market index is being changed to the Russell 1000® Growth Index in order to more closely align with the Fund’s principal investment strategy, which has overweight exposure to growth stocks. Accordingly, effective December 30, 2022, the “Average Annual Total Returns” table in the section of the Summary Prospectus entitled “Performance” and the section of the Statutory Prospectus entitled “FUND SUMMARY – Donoghue Forlines Risk Managed Innovation ETF – Performance” is replaced with the following:

Average Annual Total ReturnsFor the Period Ended December 31, 2021

Donoghue Forlines Risk Managed Innovation ETF	1 Year	Since Inception (12/07/2020)
Return Before Taxes	18.64%	21.62%
Return After Taxes on Distributions	16.60%	19.65%
Return After Taxes on Distributions and Sale of Shares	11.19%	15.77%
FCF Risk Managed Quality Innovation Index (reflects no deduction for fees, expenses, or taxes)	19.20%	22.22%
Russell 1000® Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	26.45%	27.02%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	27.60%	28.88%

Please keep this supplement with your Prospectus for future reference.